Warrants (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Shares - outstanding, Beginning Balance	416,529
Warrants Shares - Granted	16,851
Warrants Shares - Exercised	0
Warrants Shares - Forfeited or lapsed	0
Warrants Shares - outstanding, Ending Balance	433,380	416,529
Weighted Average Exercise Price - Warrants outstanding, Beginning Balance	$ 15.50
Weighted Average Exercise Price - Warrants Shares - Granted	$ 15.10
Weighted Average Exercise Price - Warrants Shares - Exercised	$ 0
Weighted Average Exercise Price - Warrants Shares - Forfeited or lapsed	$ 0
Weighted Average Exercise Price - Warrants outstanding, Ending Balance	$ 15.50	$ 15.50
Weighted Average Remaining Contract Term - Warrants outstanding	4 years 10 months 24 days	4 years 3 months 18 days
Weighted Average Remaining Contract Term - Warrants Shares - Granted	5 years
Weighted Average Remaining Contract Term - Warrants Shares - Exercised	0 years
Weighted Average Remaining Contract Term - Warrants Shares - Forfeited or lapsed	0 years